Quarterly Report | January 31, 20261

IDX ETF FundsIDX Dynamic Fixed Income ETF

Schedule of InvestmentsJanuary 31, 2026 (unaudited)

	Shares	Value
Exchange Traded Funds - 99.12%
Corporate - 10.02%
iShares 1-5 Year Investment Grade Corporate Bond ETF	109,110	$5,794,832

Government - 14.93%
iShares 7-10 Year Treasury Bond ETF	90,000	8,634,600

High Yield - 54.20%
iShares iBoxx $ High Yield Corporate Bond ETF	71,465	5,797,241
PIMCO Multisector Bond Active ETF(A)	540,519	14,512,935
VanEck Fallen Angel High Yield Bond ETF	372,625	11,025,974
		31,336,150

Other Fixed Income - 19.97%
AAA CLO ETF	57,073	2,891,889
The Janus Henderson B-BBB CLO ETF	60,377	2,888,435
Simplify MBS ETF	114,467	5,769,137
		11,549,461

Total Exchange Traded Funds - 99.12% - (Cost: $57,077,783)		57,315,043

Total Investments - 99.12% - (Cost: $57,077,783)		57,315,043
Other assets, net of liabilities - 0.88%		506,855
Net Assets - 100.00%		$57,821,898

(A)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available for the SEC EDGAR database at www.sec.gov.

2(216) 329-4271 | www.idx-funds.com

IDX ETF FundsIDX Dynamic Fixed Income ETF

Schedule of InvestmentsJanuary 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
EXCHANGE TRADED FUNDS	$57,315,043	$—	$—	$57,315,043
TOTAL INVESTMENTS	$57,315,043	$—	$—	$57,315,043

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $57,077,783, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$257,759
Gross unrealized depreciation	(20,499)
Net unrealized appreciation	$237,260